Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Net sales	$ 18,567,021	$ 16,446,541	$ 54,144,051	$ 42,471,307	$ 58,358,906	$ 56,244,198
Cost of sales	14,222,782	13,007,116	42,269,043	34,042,818	46,367,738	45,391,485
Gross profit	4,344,239	3,439,425	11,875,008	8,428,489	11,991,168	10,852,713
Selling, general and administrative expense	4,951,913	3,274,994	13,622,674	10,267,641	13,597,141	9,610,381
Operating (loss) income	(607,674)	164,431	(1,747,666)	(1,839,152)	(1,605,973)	1,242,332
Other expense:
Interest expense	349,941	230,982	698,158	1,003,597	1,159,774	2,213,223
Loss on debt extinguishment		24,098		2,665,157	2,665,157
Other expense (income), net	(7,129)	(372,486)	(42,512)	(295,702)	(363,049)	1,159,114
Total other expense	342,812	(117,406)	655,646	3,373,052	3,461,882	3,372,337
Net (loss) income before income taxes	(950,486)	281,837	(2,403,312)	(5,212,204)	(5,067,855)	(2,130,005)
Provision for income taxes	63,690	13,450	131,653	21,173	100,172	78,794
Net (loss) income	(1,014,176)	268,387	(2,534,965)	(5,233,377)	(5,168,027)	(2,208,799)
Cumulative preferred stock dividends	(248,750)	(213,898)	(709,699)	(268,098)	(485,989)	(79,570)
Net (loss) income attributable to common shareholders	(1,262,926)	54,489	(3,244,664)	(5,501,475)	(5,654,016)	(2,288,369)
Net (loss) income per share -
Basic (in dollars per share)	$ (0.15)	$ 0.01	$ (0.42)	$ (1.00)
Diluted (in dollars per share)	$ (0.15)	$ 0.01	$ (0.42)	$ (1.00)
Basic and diluted (in dollars per share)					$ (0.94)	$ (0.66)
Weighted average shares outstanding -
Basic (in shares)	8,182,103	7,320,328	7,697,635	5,493,530
Diluted (in shares)	8,182,103	7,417,555	7,697,635	5,493,530
Basic and diluted (in shares)					6,019,900	3,462,220
Comprehensive loss	$ (1,240,576)		$ (3,216,866)